COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS

20.  COMMITMENTS

Letters of credit

On September 5, 2025, GFL established a $200.0 million unsecured demand letter of credit and demand guarantee facility with the Bank of Montreal (“EDC Guaranteed LC Facility”) pursuant to which the Company has access to letters of credit that are 100% guaranteed by Export Development Canada. As of December 31, 2025, the Company had $140.2 million in outstanding letters of credit under the EDC Guaranteed LC Facility.

As at December 31, 2025, GFL had letters of credit totaling approximately $415.4 million outstanding ($276.7 million as at December 31, 2024), which are not recognized in the Annual Financial Statements. This is inclusive of letters of credit under both the Revolving Credit Facility and EDC Guaranteed LC Facility. Interest expense in connection with these letters of credit was $6.7 million for the year ended December 31, 2025 ($5.1 million for the year ended December 31, 2024).

Performance bonds

As at December 31, 2025, GFL had issued performance bonds totaling $1,936.4 million ($1,951.9 million as at December 31, 2024).